Revenue and Segment Information - Contract Balances (Details) 10-Q - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting, Revenue [Abstract]
Contract asset	$ 15,524,405	$ 0
Deferred revenue	$ 2,150,000	$ 0